Provisions for employees' benefits - Additional Information (Details) $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2020 item	Dec. 31, 2021 USD ($) employee item	Dec. 31, 2020 USD ($) employee
Disclosure of defined benefit plans [line items]
Number of workers utilized voluntary retirement plan	421	125
Number of modalities	4
Termination benefits - Voluntary retirement plan [Member]
Disclosure of defined benefit plans [line items]
Termination benefits expense | $		$ 746,585	$ 713,407
Number of workers utilized voluntary retirement plan | employee		94	421
Number of modalities		4
Level 1
Disclosure of defined benefit plans [line items]
Percentage of plan assets		36.99%	23.30%
Level 2
Disclosure of defined benefit plans [line items]
Percentage of plan assets		63.01%	76.70%